Note 11 - Income Taxes - Income Taxes Paid By Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
United States - Federal	$ 0	$ 0
Total Cash paid for income taxes, net of refunds	4	0
California Franchise Tax Board [Member]
United States - States	3	0
New Jersey Division of Taxation [Member]
United States - States	0	0
Texas Comptroller of Public Accounts [Member]
United States - States	0	0
Other State Tax Agencies [Member]
United States - States	1	0
Federal Ministry of Finance, Germany [Member]
Foreign	0	0
Australian Taxation Office [Member]
Foreign	$ 0	$ 0